Summary of significant accounting policies - Analysis of Different Types of Revenues (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from continuing operations
Subscription revenue		$ 84,956	$ 90,163	$ 82,435
Advertising revenue		22,484	16,874	4,802
Product revenue (note a)		32,894	4,543	2,512
Other internet value-added services (note b)	[1]	61,577	29,405	15,088
Total		$ 201,911	$ 140,985	$ 104,837

[1]	Other internet value-added services mainly comprise of CDN revenue, live video services, provision of technical services, traffic referral programs, and online game revenue.